Transamerica Goldman Sachs 70-30 Allocation VP Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transamerica Goldman Sachs 70-30 Allocation VP | Service
Prospectus [Line Items]
Annual Return [Percent]	17.77%	12.15%	16.25%	(17.10%)	13.09%